(CULLEN VALUE FUND LOGO)

                         A series of Cullen Funds Trust

                               SEMI-ANNUAL REPORT

                               December 31, 2000

FUND PERFORMANCE

        Date         Cullen Value Fund        S&P 500
        ----         -----------------        -------
       7/1/2000           $10,000             $10,000
      7/31/2000           $10,360              $9,844
      8/31/2000           $10,610             $10,455
      9/30/2000           $10,740              $9,903
     10/31/2000           $10,921              $9,862
     11/30/2000           $10,290              $9,085
     12/31/2000           $10,875              $9,129

                           Cumulative rate of return
                      for periods ended December 31, 2000
                      -----------------------------------
                                                    Since
                                                  Inception
                                   1 Year           7/1/00
                                   ------         ---------
          Cullen Value Fund          N/A            8.74%
          S&P 500                    N/A           (8.72)%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown included the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       STATEMENT OF ASSETS & LIABILITIES
                         DECEMBER 31, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost of $9,800,933)                        $10,050,400
Cash                                                                      885
Dividends and interest receivable                                      12,380
Receivable from Adviser                                                 1,802
Other assets                                                           27,314
                                                                  -----------
     Total assets                                                  10,092,781
                                                                  -----------

LIABILITIES:
Distribution fees payable                                               2,043
Accrued expenses and other liabilities                                 76,216
                                                                  -----------
     Total liabilities                                                 78,259
                                                                  -----------
NET ASSETS                                                        $10,014,522
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
Paid in capital                                                   $ 9,783,563
Accumulated undistributed net investment loss                         (13,186)
Accumulated net realized loss on investments                           (5,322)
Net unrealized appreciation of investments                            249,467
                                                                  -----------
NET ASSETS                                                        $10,014,522
                                                                  -----------
                                                                  -----------

Shares of beneficial interest outstanding
  (unlimited number of beneficial interest authorized)                923,373

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                      $     10.85
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
       FOR THE PERIOD JULY 1, 2000 THROUGH DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $321)                 $ 48,148
   Interest                                                            30,773
                                                                     --------
       Total investment income                                         78,921
                                                                     --------

EXPENSES:
   Investment advisory fees                                            34,906
   Organizational expenses                                             37,851
   Administration fees                                                 11,592
   Legal fees                                                          17,664
   Audit fees                                                           6,992
   Shareholder servicing fees                                          15,088
   Fund accounting fees                                                12,696
   Distribution fees                                                    8,726
   Insurance expense                                                    8,280
   Registration and filing fees                                         6,992
   Trustees' fees and expenses                                          3,496
   Custody fees                                                         4,048
   Shareholder reports                                                  3,864
   Other expenses                                                         368
                                                                     --------
   Total expenses before waiver and
     reimbursement from Adviser                                       172,563
   Expense waiver and reimbursement from Adviser                     (102,752)
                                                                     --------
       Net expenses                                                    69,811
                                                                     --------
NET INVESTMENT INCOME                                                   9,110
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                    (5,322)
   Net change in unrealized appreciation of investments               249,467
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             244,145
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $253,255
                                                                     --------
                                                                     --------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            JULY 1, 2000(1)<F1>
                                                                     TO
                                                             DECEMBER 31, 2000
                                                             -----------------
                                                                (UNAUDITED)
OPERATIONS:
   Net investment income                                        $     9,110
   Net realized loss on investments                                  (5,322)
   Net change in unrealized appreciation of investments             249,467
                                                                -----------
       Net increase in net assets resulting from operations         253,255
                                                                -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                      9,661,657
   Proceeds from shares issued to holders in
     reinvestment of dividends                                       22,254
   Cost of shares redeemed                                             (348)
                                                                -----------
       Net increase in net assets from
         capital share transactions                               9,683,563
                                                                -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (22,296)
                                                                -----------
TOTAL INCREASE IN NET ASSETS                                      9,914,522

NET ASSETS:
   Beginning of period                                              100,000
                                                                -----------
   End of period(2)<F2>                                         $10,014,522
                                                                -----------
                                                                -----------

(1)<F1>  Commencement of operations.
(2)<F2>  Including undistributed net investment loss of $13,186.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                          JULY 1, 2000(1)<F3>
                                                                  TO
                                                           DECEMBER 31, 2000
                                                           -----------------
                                                              (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                           $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.01
   Net realized gain and unrealized appreciation                  0.86
                                                                ------
       Total from investment operations                           0.87
                                                                ------

LESS DISTRIBUTIONS:

   Dividends from net investment income                          (0.02)
                                                                ------
       Total distributions                                       (0.02)
                                                                ------
NET ASSET VALUE - END OF PERIOD                                 $10.85
                                                                ------
                                                                ------

TOTAL RETURN                                                      8.7%(2)<F4>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $10,015
Ratio of expenses to average net assets:
   Before expense reimbursement                                  4.94%(3)<F5>
   After expense reimbursement                                   2.00%(3)<F5>
Ratio of net investment income to average net assets:
   Before expense reimbursement                                 (2.68%)(3)<F5>
   After expense reimbursement                                   0.26%(3)<F5>
Portfolio turnover rate                                             2%

(1)<F3>  Commencement of operations
(2)<F4>  Not annualized
(3)<F5>  Annualized

                     See notes to the financial statements.

                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2000 (UNAUDITED)

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS 95.1%

AMUSEMENT & RECREATION SERVICES 2.7%
        Harrah's Entertainment, Inc.*<F6>              10,200     $   269,025
                                                                  -----------

AUTO 4.4%
        Ford Motor Company                             11,249         263,648
        General Motors Corporation                      3,400         173,188
                                                                  -----------
                                                                      436,836
                                                                  -----------

AUTO PARTS 3.0%
        BorgWarner, Inc.                                7,600         304,000
                                                                  -----------

BANKS 8.3%
        FleetBoston Financial Corporation               6,800         255,425
        The Chase Manhattan Corp.                       5,200         236,275
        Wells Fargo & Company                           6,200         345,262
                                                                  -----------
                                                                      836,962
                                                                  -----------

CHEMICALS 6.7%
        The Dow Chemical Company                       10,200         373,575
        PPG Industries, Inc.                            6,500         301,031
                                                                  -----------
                                                                      674,606
                                                                  -----------

COMMUNICATIONS 6.1%
        ALLTEL Corporation                              4,900         305,944
        SBC Communications Inc.                         6,500         310,375
                                                                  -----------
                                                                      616,319
                                                                  -----------

COMPUTER EQUIPMENT 5.4%
        Methode Electronics, Inc. - Class A            13,600         311,950
        Veeco Instruments Inc.*<F6>                     5,800         232,725
                                                                  -----------
                                                                      544,675
                                                                  -----------

DRUGS PHARMACEUTICALS 9.0%
        American Home Products Corporation              2,400         152,520
        Bristol-Myers Squibb Company                    5,000         369,688
        Schering-Plough Corporation                     6,600         374,550
                                                                  -----------
                                                                      896,758
                                                                  -----------

ELECTRONICS 6.3%
        Koninklijke (Royal) Philips Electronics N.V.    8,000         290,000
        Mercury Computer Systems, Inc.*<F6>             7,300         338,994
                                                                  -----------
                                                                      628,994
                                                                  -----------

ELECTRONICS DISTRIBUTION 2.2%
        Arrow Electronics, Inc.                         7,600         217,550
                                                                  -----------

FINANCIALS 5.9%
        Franklin Resources, Inc.                        7,700         293,370
        Ocwen Financial Corporation*<F6>               46,200         294,525
                                                                  -----------
                                                                      587,895
                                                                  -----------

INSURANCE CARRIERS 6.3%
        ACE Limited                                     7,800         331,012
        The Hartford Financial Services Group, Inc.     4,200         296,625
                                                                  -----------
                                                                      627,637
                                                                  -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES 2.3%
        Photon Dynamics, Inc.*<F6>                     10,300         231,750
                                                                  -----------

OIL & GAS EXTRACTION 2.9%
        Apache Corporation                              4,100         287,256
                                                                  -----------

PETROLEUM REFINING & RELATED INDUSTRIES 8.4%
        Conoco Inc. - Class A                          11,300         323,463
        Exxon Mobil Corporation                         3,200         278,200
        Phillips Petroleum Company                      4,200         238,875
                                                                  -----------
                                                                      840,538
                                                                  -----------

SEMICONDUCTORS 1.4%
        Power Integrations, Inc.*<F6>                  12,000         138,000
                                                                  -----------

STONE, CLAY, GLASS, CONCRETE PRODUCTS 2.6%
        Lafarge Corporation                            11,000         259,875
                                                                  -----------

TRANSIT & PASSENGER TRANSPORTATION 2.7%
        Canadian National Railway Company               9,200         273,125
                                                                  -----------

TRANSPORTATION BY AIR 2.7%
        FedEx Corp.*<F6>                                6,900         275,724
                                                                  -----------

UTILITIES 5.8%
        Exelon Corporation                              5,700         400,197
        The Montana Power Company                       8,600         178,450
                                                                  -----------
                                                                      578,647
                                                                  -----------
             TOTAL COMMON STOCK (cost $9,276,705)                   9,526,172
                                                                  -----------

                                                PRINCIPAL AMOUNT
                                                ----------------

SHORT-TERM INVESTMENTS 5.2%

VARIABLE RATE DEMAND NOTES 5.2%
        American Family Financial Services, Inc.     $186,237         186,237
        Wisconsin Corporate Central Credit Union       84,701          84,701
        Wisconsin Electric Power Company              253,290         253,290
                                                                  -----------
                                                                      524,228
                                                                  -----------
             TOTAL SHORT-TERM INVESTMENTS (cost $524,228)             524,228
                                                                  -----------
             TOTAL INVESTMENTS 100.3%
               (cost $9,800,933)                                   10,050,400

Liabilities in excess of other assets (0.3%)                          (35,878)
                                                                  -----------
TOTAL NET ASSETS 100.0%                                           $10,014,522
                                                                  -----------
                                                                  -----------

*<F6> Non-income producing
ADR American Depository Receipts

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2000 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one diversified portfolio to investors, the Cullen Value Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. Current income is a secondary objective. The Fund commenced operations on July 1, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principals.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the
     last quoted sale price on the day the valuation is made.   Securities
     traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Advisor") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Organization Costs - Expenses in connection with the organization of the Fund were paid by the Adviser. The Adviser in the future may recover these reimbursed expenses, subject to certain limitations (see Note 5).

c) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

d) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                            PERIOD ENDED
                                         DECEMBER 31, 2000
                                         -----------------
          Shares sold                        911,367
          Shares reinvested                    2,038
          Shares redeemed                        (32)
                                             -------
          Net increase                       913,373
          Shares outstanding:
             Beginning of period              10,000
                                             -------
             End of period                   923,373
                                             -------
                                             -------

4.   INVESTMENT TRANSACTION

Purchases and sales of investments, excluding short-term investments, for the period ended December 31, 2000 were as follows:

           PURCHASES                          SALES
    -----------------------          ------------------------
    U.S. GOVERNMENT   OTHER          U.S. GOVERNMENT    OTHER
    ---------------   -----          ---------------    -----
           0        9,388,314               0          103,548

At December 31, 2000, gross unrealized appreciation and depreciation of investment for tax purposes were as follows:

            Appreciation                           $ 995,357
            Depreciation                            (745,890)
                                                   ---------
Net unrealized appreciation on investments         $ 249,467
                                                   ---------
                                                   ---------

At December 31, 2000, the cost of investments for federal income tax purposes was $9,800,933.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through July 1, 2002, to waive its fees and reimburse expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

Firstar Mutual Funds Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. Firstar Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $8,726 pursuant to the Plan for the period ended December 31, 2000.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Cullen Value Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                                Sidley & Austin
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                       Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio